Other long-term assets and other long-term liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Refundable value added tax on import	$ 21,626	$ 0
Other long-term assets	$ 21,626	$ 0